Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Beginning balance	$ 3,814
Ending balance	2,958	$ 3,814
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	3,814
Ending balance	2,958	3,814
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	3,303
Ending balance	2,564	3,303
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	511
Ending balance	394	511
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	152	86
Net remeasurement of loss allowance	(40)	98
Loan originations	38	14
Derecognitions and maturities	(19)	(9)
Model changes		(8)
Total PCL	(21)	95
Write-offs	(12)	(11)
Recoveries of previous write-offs	11	8
Foreign exchange and other	(25)	(26)
Ending balance	105	152
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	707	558
Net remeasurement of loss allowance	61	363
Loan originations	86	49
Derecognitions and maturities	(76)	(56)
Model changes	(22)	49
Total PCL	49	405
Write-offs	(236)	(320)
Recoveries of previous write-offs	86	87
Foreign exchange and other	(30)	(23)
Ending balance	576	707
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	431	305
Net remeasurement of loss allowance	122	411
Loan originations	39	18
Derecognitions and maturities	(36)	(31)
Model changes		(11)
Total PCL	125	387
Write-offs	(266)	(333)
Recoveries of previous write-offs	94	85
Foreign exchange and other	(25)	(13)
Ending balance	359	431
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,524	1,145
Net remeasurement of loss allowance	(77)	2,077
Loan originations	329	208
Derecognitions and maturities	(354)	(213)
Model changes	(24)	(22)
Total PCL	(126)	2,050
Write-offs	(336)	(716)
Recoveries of previous write-offs	42	72
Foreign exchange and other	(186)	(27)
Ending balance	1,918	2,524
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	967
Ending balance	950	967
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	756
Ending balance	755	756
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	211
Ending balance	195	211
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	51	15
Transfer to Stage 1	62	25
Transfer to Stage 2	(4)	(3)
Net remeasurement of loss allowance	(93)	6
Loan originations	38	14
Derecognitions and maturities		(3)
Model changes	0	(3)
Total PCL	(4)	36
Foreign exchange and other	(1)
Ending balance	46	51
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	148	89
Transfer to Stage 1	297	189
Transfer to Stage 2	(30)	(25)
Transfer to Stage 3	(7)	(4)
Net remeasurement of loss allowance	(289)	(148)
Loan originations	86	49
Derecognitions and maturities	(27)	(18)
Model changes	(48)	16
Total PCL	(18)	59
Foreign exchange and other	(2)	0
Ending balance	128	148
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	110	80
Transfer to Stage 1	194	152
Transfer to Stage 2	(28)	(32)
Transfer to Stage 3	(1)	(1)
Net remeasurement of loss allowance	(191)	(100)
Loan originations	39	18
Derecognitions and maturities	(7)	(6)
Model changes		(1)
Total PCL	6	30
Foreign exchange and other	(2)
Ending balance	114	110
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	658	338
Transfer to Stage 1	505	180
Transfer to Stage 2	(101)	(184)
Transfer to Stage 3	(2)	(8)
Net remeasurement of loss allowance	(549)	227
Loan originations	329	208
Derecognitions and maturities	(140)	(85)
Model changes	(5)	(30)
Total PCL	37	308
Foreign exchange and other	(33)	12
Ending balance	662	658
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,108
Ending balance	1,497	2,108
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,820
Ending balance	1,311	1,820
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	288
Ending balance	186	288
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	75	33
Transfer to Stage 1	(53)	(22)
Transfer to Stage 2	21	10
Transfer to Stage 3	(13)	(5)
Net remeasurement of loss allowance	24	70
Derecognitions and maturities	(12)	(6)
Model changes		(5)
Total PCL	(33)	42
Foreign exchange and other	(2)
Ending balance	40	75
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	454	333
Transfer to Stage 1	(287)	(180)
Transfer to Stage 2	66	86
Transfer to Stage 3	(94)	(96)
Net remeasurement of loss allowance	247	315
Derecognitions and maturities	(49)	(38)
Model changes	26	33
Total PCL	(91)	120
Foreign exchange and other	(6)	1
Ending balance	357	454
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	321	225
Transfer to Stage 1	(194)	(152)
Transfer to Stage 2	28	32
Transfer to Stage 3	(172)	(178)
Net remeasurement of loss allowance	292	429
Derecognitions and maturities	(29)	(25)
Model changes		(10)
Total PCL	(75)	96
Foreign exchange and other	(1)
Ending balance	245	321
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,258	496
Transfer to Stage 1	(496)	(172)
Transfer to Stage 2	172	195
Transfer to Stage 3	(97)	(285)
Net remeasurement of loss allowance	334	1,106
Derecognitions and maturities	(214)	(128)
Model changes	(19)	8
Total PCL	(320)	724
Foreign exchange and other	(83)	38
Ending balance	855	1,258
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	739
Ending balance	511	739
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	727
Ending balance	498	727
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	12
Ending balance	13	12
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	26	38
Transfer to Stage 1	(9)	(3)
Transfer to Stage 2	(17)	(7)
Transfer to Stage 3	13	5
Net remeasurement of loss allowance	29	22
Total PCL	16	17
Write-offs	(12)	(11)
Recoveries of previous write-offs	11	8
Foreign exchange and other	(22)	(26)
Ending balance	19	26
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	105	136
Transfer to Stage 1	(10)	(9)
Transfer to Stage 2	(36)	(61)
Transfer to Stage 3	101	100
Net remeasurement of loss allowance	103	196
Total PCL	158	226
Write-offs	(236)	(320)
Recoveries of previous write-offs	86	87
Foreign exchange and other	(22)	(24)
Ending balance	91	105
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	173	179
Net remeasurement of loss allowance	21	82
Total PCL	194	261
Write-offs	(266)	(333)
Recoveries of previous write-offs	94	85
Foreign exchange and other	(22)	(13)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	608	311
Transfer to Stage 1	(9)	(8)
Transfer to Stage 2	(71)	(11)
Transfer to Stage 3	99	293
Net remeasurement of loss allowance	138	744
Total PCL	157	1,018
Write-offs	(336)	(716)
Recoveries of previous write-offs	42	72
Foreign exchange and other	(70)	(77)
Ending balance	$ 401	$ 608